Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
OPERATING ACTIVITIES
Net earnings	$ 6,085	$ 17,345
Adjustments to reconcile net earnings to cash provided by (used in) operating activities:
Depreciation and amortization	3,291	3,070
Deferred taxes	221	794
Compensation expense for restricted stock	151	246
Change in post-retirement benefits	10	9
Gain recognized on open derivatives not designated for hedge accounting	(1,961)	(64)
Deferred realized loss on derivatives	0	418
Gain on disposal of property, plant and equipment	(258)	0
Right-of-use asset	30	41
Decrease (increase) in operating assets:
Accounts receivable	(147)	2,038
Inventories	2,115	(29,558)
Other current assets	442	1,173
Increase (decrease) in operating liabilities:
Accounts payable and accrued expenses	(8,641)	7,039
Income taxes payable	(1,566)	1,439
Employee compensation and related expenses	(4,182)	1,339
Contribution to retirement plan	0	(350)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(4,410)	4,979
INVESTING ACTIVITIES
Purchase of property, plant and equipment	(4,002)	(5,792)
Proceeds from sale of assets	1,575	0
Deposit on steel processing equipment	(1,000)	0
Increase in cash surrender value of officers’ life insurance	(7)	(13)
NET CASH USED IN INVESTING ACTIVITIES	(3,434)	(5,805)
FINANCING ACTIVITIES
Cash dividends paid	(1,115)	(581)
Cash paid for principal portion of finance lease	(54)	(107)
Cash paid for share repurchases	(171)	(5,151)
Borrowings on asset based lending facility	649,494	831,436
Repayments on asset based lending facility	(642,059)	(824,260)
NET CASH PROVIDED BY FINANCING ACTIVITIES	6,095	1,337
INCREASE (DECREASE) IN CASH AND RESTRICTED CASH	(1,749)	511
CASH AND RESTRICTED CASH AT BEGINNING OF PERIOD	5,897	5,386
CASH AND RESTRICTED CASH AT END OF PERIOD	$ 4,148	$ 5,897